TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of Brookfield Renewables trade receivables and other current assets
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2020	2019
Trade receivables	$614	$580
Prepaids and others	64	100
Inventory	26	43
Income tax receivables	15	47
Other short-term receivables	163	158
Current portion of contract asset	46	51
	$928	$979